Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
20.	SEGMENT REPORTING

The Company has only one single operating segment. Substantially all of the Company’s revenue and long-lived assets are derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Revenues:
PRC	14,444,636	22,198,685	31,875,202	5,265,408
Non-PRC	56,150	107,341	68,722	11,352

The following table sets forth long-lived assets by geographic area:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	3,862,045	5,355,157	884,609
Non-PRC	117,989	56,143	9,274